Organization and Business Description (Tables)	6 Months Ended
Mar. 31, 2026
Organization and Business Description [Abstract]
Schedule of Major Subsidiaries

As of March 31, 2026, the Company’s major subsidiaries are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Global Mofy HK Limited (“Global Mofy HK”)	October 21, 2021	Hong Kong	100%	Investment holding
Mofy Metaverse (Beijing) Technology Co., Ltd (“Global Mofy WFOE”)	December 09, 2021	PRC	100%	Investment holding
Zhejiang Mofy Metaverse Technology Co., Ltd (“Zhejiang WFOE”)	April 03, 2023	PRC	100%	Virtual technology service and digital marketing
Global Mofy (Beijing) Technology Co., Ltd. (“Global Mofy China”)	November 22, 2017	PRC	100%	Virtual technology service, digital marketing and digital asset development
Kashi Mofy Interactive Digital Technology Co., Ltd. (“Kashi Mofy”)	July 31, 2019	PRC	100%	Virtual technology service and digital marketing
Shanghai Moying Feihuan Technology Co., Ltd. (“Shanghai Mofy”)	May 11, 2020	PRC	100%	Virtual technology service and digital marketing
Xi’an Shuzi Yunku Technology Co., Ltd (“Xi’an Mofy”)	June 8, 2018	PRC	60%	Virtual technology service
Mofy (Beijing) Filming Technology Co., Ltd. (“Beijing Mofy”)	February 7, 2018	PRC	60%	Virtual technology service
Global Mofy (Beijing) Technology Co., Ltd (“Global Mofy California”)	December 14, 2023	US	100%	Overseas business
Gauss Intelligence (Beijing) Technology Co.. Ltd. (“Gauss Intelligence”)	February 28, 2024	PRC	100%	(AIGC), AI-generated 3D digital assets and synthetic video content creation
Anji Century Mofy EducationConsulting Co., Ltd. (“Century Mofy”)	March 5, 2024	PRC	100%	Education and training
GMM Discovery LLC (“Gauss Intelligence”)	May 22, 2024	US	100%	Overseas business
Kuyu Intelligent Technology (Anji) Co., Ltd. (“Kuyu Intelligence”)	September 3, 2024	PRC	100%	Virtual technology service and digital marketing
Global Mofy(Lianyungang) Technology Co., Ltd. (“Lianyungang Intelligence”)	January 16, 2025	PRC	100%	Virtual technology service and digital marketing
Mo Fei Xiao Xi (Lingshui) Culture Co., Ltd. (“Lingshui Intelligence”)	July 22, 2025	PRC	100%	Virtual technology service and digital marketing
Global Mofy Cultural Tourism Technology (Beijing) Co., Ltd.(“Cultural Tourism Intelligence”)	November 10, 2025	PRC	100%	Virtual technology service and digital marketing
Xingmo Zhizao (Beijing) Technology Co., Ltd.(“Xingmo Zhizao”)	December 11, 2025	PRC	55%	Virtual technology service and digital marketing
Eaglepoint AI Inc (“Eaglepoin”)	December 11, 2025	US	51%	Overseas business